Summary of Significant Accounting Policies - Useful Lives (Details)	12 Months Ended
Dec. 31, 2016
Computer equipment | Minimum
Property and equipment
Estimated useful life	3 years
Computer equipment | Maximum
Property and equipment
Estimated useful life	5 years
Software | Minimum
Property and equipment
Estimated useful life	2 years
Software | Maximum
Property and equipment
Estimated useful life	5 years
Furniture and fixtures
Property and equipment
Estimated useful life	7 years